Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS – 99.74%
Communication Services - 3.82%
Altice USA, Inc., Class A*	88,300	$2,532,444
AMC Networks, Inc., Class A*	17,500	860,299
Discovery, Inc., Class A*+	59,000	1,571,170
Match Group, Inc.+	22,200	1,585,968

		6,549,881

Consumer Discretionary - 16.71%
Chipotle Mexican Grill, Inc.*	2,700	2,269,269
Core-Mark Holding Co., Inc.	50,000	1,605,750
eBay, Inc.	45,500	1,773,590
Expedia Group, Inc.	13,300	1,787,653
Fiat Chrysler Automobiles NV	215,000	2,784,250
K12, Inc.*	53,700	1,417,680
Lear Corp.	12,300	1,450,170
Lululemon Athletica, Inc.*	19,300	3,715,829
Office Depot, Inc.	520,000	912,600
RH*	17,600	3,006,608
SeaWorld Entertainment, Inc.*	54,500	1,434,440
Sonic Automotive, Inc., Class A	58,000	1,821,780
Starbucks Corp.	28,000	2,475,760
TopBuild Corp.*	22,700	2,188,961

		28,644,340

Consumer Staples - 6.93%
Church & Dwight Co., Inc.	60,300	4,536,972
Coca-Cola Consolidated, Inc.	6,000	1,823,220
Hershey Co. (The)	17,600	2,727,824
Ingles Markets, Inc., Class A	24,700	959,842
John B. Sanfilippo & Son, Inc.	19,000	1,835,400

		11,883,258

Energy - 4.68%
Cabot Oil & Gas Corp.	98,700	1,734,159
CONSOL Energy, Inc.*	37,000	578,310
Halliburton Co.	60,000	1,131,000
Laredo Petroleum, Inc.*	325,000	783,250
ProPetro Holding Corp.*	90,000	818,100
SemGroup Corp., Class A	75,202	1,228,801
World Fuel Services Corp.	44,000	1,757,360
		8,030,980

Financials - 15.34%
Ameriprise Financial, Inc.	15,500	2,280,050
Bank of Montreal	12,000	885,000
Charles Schwab Corp. (The)	40,500	1,694,115

Industry Company	Shares	Value

Financials (continued)
Credit Acceptance Corp.*	6,900	$3,183,039
Enova International, Inc.*	61,000	1,265,750
Erie Indemnity Co., Class A	12,200	2,264,930
MarketAxess Holdings, Inc.	6,700	2,194,250
Mr Cooper Group, Inc.*	93,000	987,660
Progressive Corp. (The)	32,000	2,472,000
Prudential Financial, Inc.	22,000	1,978,900
RenaissanceRe Holdings, Ltd.	10,000	1,934,500
Santander Consumer USA Holdings, Inc.	105,000	2,678,550
Synchrony Financial	27,200	927,248
TD Ameritrade Holding Corp.	33,500	1,564,450

		26,310,442

Health Care - 8.94%
Chemed Corp.	4,300	1,795,551
Ensign Group, Inc. (The)	62,000	2,940,660
Guardant Health, Inc.*	16,700	1,065,961
Incyte Corp.*	25,000	1,855,750
Insulet Corp.*	10,600	1,748,258
Ionis Pharmaceuticals, Inc.*+	30,000	1,797,300
Merck & Co., Inc.	49,000	4,124,820

		15,328,300

Industrials - 16.64%
AerCap Holdings NV*	28,000	1,533,000
Alaska Air Group, Inc.	28,600	1,856,426
Allison Transmission Holdings, Inc.	36,600	1,722,030
BMC Stock Holdings, Inc.*	72,000	1,884,960
Boeing Co. (The)	5,400	2,054,538
CNH Industrial NV	175,000	1,776,250
CoStar Group, Inc.*	3,300	1,957,560
CSX Corp.	26,500	1,835,655
Delta Air Lines, Inc.	29,200	1,681,920
GMS, Inc.*	52,300	1,502,056
Insperity, Inc.	25,900	2,554,258
Spirit AeroSystems Holdings, Inc., Class A	24,400	2,006,656
United Airlines Holdings, Inc.*	20,400	1,803,564
United Rentals, Inc.*	13,500	1,682,640
Wabash National Corp.	60,000	870,600
Waste Management, Inc.	15,700	1,805,500

		28,527,613

www.bridgeway.com	1

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology - 19.86%
Alliance Data Systems Corp.	14,000	$1,793,820
Apple, Inc.	16,000	3,583,520
Applied Materials, Inc.	66,900	3,338,310
Cadence Design Systems, Inc.*	58,400	3,859,072
EPAM Systems, Inc.*	10,300	1,877,896
Lam Research Corp.	8,100	1,871,991
Micron Technology, Inc.*	100,000	4,285,000
Sanmina Corp.*	58,000	1,862,380
Seagate Technology PLC	39,900	2,146,221
ServiceNow, Inc.*	6,600	1,675,410
SunPower Corp.*+	129,500	1,420,615
TTEC Holdings, Inc.	23,700	1,134,756
VeriSign, Inc.*	10,500	1,980,615
Western Digital Corp.	27,000	1,610,280
Zendesk, Inc.*	22,000	1,603,360

		34,043,246

Materials - 5.40%
CF Industries Holdings, Inc.	36,300	1,785,960
Ecolab, Inc.	9,400	1,861,576
Freeport-McMoRan, Inc.	164,800	1,577,136
Innospec, Inc.	10,000	891,400
SunCoke Energy, Inc.*	201,300	1,135,332
Teck Resources, Ltd.,
Class B	95,000	1,541,850
Verso Corp., Class A*	38,000	470,440

		9,263,694

Real Estate - 1.42%
American Tower Corp.	11,000	2,432,430

TOTAL COMMON STOCKS - 99.74%		171,014,184
(Cost $163,649,027)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.06%
Fidelity Investments Money Market Government Portfolio Class I**	1.86%	3,534,720	$3,534,720

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.06%			3,534,720
(Cost $3,534,720)
TOTAL INVESTMENTS - 101.80%			$174,548,904
(Cost $167,183,747)
Liabilities in Excess of Other Assets - (1.80%)			(3,092,719)
NET ASSETS - 100.00%			$171,456,185

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2019.
^	Rate disclosed as of September 30, 2019.
+	This security or a portion of the security is out on loan as of September 30, 2019. Total loaned securities had a value of $3,374,057 as of September 30, 2019.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2019:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$171,014,184	$—	$—	$171,014,184
Investments Purchased with Cash Proceeds from Securities Lending	—	3,534,720	—	3,534,720

TOTAL	$171,014,184	$3,534,720	$—	$174,548,904

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

2	Quarterly Report | September 30, 2019 (Unaudited)